Schedule of property plant breakdown (Details) - BRL (R$) R$ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
IfrsStatementLineItems [Line Items]
Property and equipment, cost	R$ 13,181	R$ 9,747
Property and equipment, net	10,320	7,476	R$ 14,652	R$ 4,655
Property and equipment, accumulated depreciation	(2,861)	(2,271)
Lease [member]
IfrsStatementLineItems [Line Items]
Property and equipment, cost	4,627	3,252
Property and equipment, net	3,620	2,429	3,495	1,060
Property and equipment, accumulated depreciation	(1,007)	(823)
Land [member]
IfrsStatementLineItems [Line Items]
Property and equipment, cost	570	481
Property and equipment, net	570	481	2,766	348
Land [member] | Lease [member]
IfrsStatementLineItems [Line Items]
Property and equipment, net			3
Buildings [member]
IfrsStatementLineItems [Line Items]
Property and equipment, cost	767	704
Property and equipment, net	656	609	3,829	583
Property and equipment, accumulated depreciation	(111)	(95)
Buildings [member] | Lease [member]
IfrsStatementLineItems [Line Items]
Property and equipment, cost	4,566	3,205
Property and equipment, net	3,604	2,423	3,449	1,053
Property and equipment, accumulated depreciation	(962)	(782)
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Property and equipment, cost	4,387	3,203
Property and equipment, net	3,596	2,598	2,207	1,733
Property and equipment, accumulated depreciation	(791)	(605)
Equipment 1 [Member]
IfrsStatementLineItems [Line Items]
Property and equipment, cost	1,373	1,061
Property and equipment, net	828	635	1,242	416
Property and equipment, accumulated depreciation	(545)	(426)
Equipment 1 [Member] | Lease [member]
IfrsStatementLineItems [Line Items]
Property and equipment, net	16	6	43	7
Facilities [member]
IfrsStatementLineItems [Line Items]
Property and equipment, cost	472	354
Property and equipment, net	362	269	330	221
Property and equipment, accumulated depreciation	(110)	(85)
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Property and equipment, cost	635	513
Property and equipment, net	416	340	601	226
Property and equipment, accumulated depreciation	(219)	(173)
Construction in progress [member]
IfrsStatementLineItems [Line Items]
Property and equipment, cost	235	78
Property and equipment, net	235	78	140	39
Other [member]
IfrsStatementLineItems [Line Items]
Property and equipment, cost	115	101
Property and equipment, net	37	37	42	R$ 29
Property and equipment, accumulated depreciation	(78)	(64)
Property, plant and equipment not subject to operating leases [member]
IfrsStatementLineItems [Line Items]
Property and equipment, cost	8,554	6,495
Property and equipment, net	6,700	5,047	R$ 11,157
Property and equipment, accumulated depreciation	(1,854)	(1,448)
Equipment | Lease [member]
IfrsStatementLineItems [Line Items]
Property and equipment, cost	61	47
Property and equipment, net	16	6
Property and equipment, accumulated depreciation	R$ (45)	R$ (41)